Income tax - Deferred tax liabilities (Details) - USD ($) $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Mar. 07, 2019	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax balances
Balance as of beginning of year			$ 33,193
Balance as of ending of year			27,092	$ 33,193
Knilo HoldCo AB (Successor Parent)
Deferred income tax balances
Balance as of beginning of year			33,193	30,345
Recognized in the statement of comprehensive income		$ (2,011)	(3,190)	(1,656)
Exchange differences		(102)	(2,912)	4,032
Purchase Price Allocation		32,461		503
Net from deferred tax asset		(3)		(31)
Balance as of ending of year		30,345	27,092	33,193
Nexttobe AB (Predecessor Parent)
Deferred income tax balances
Balance as of beginning of year	$ 661	846
Recognized in the statement of comprehensive income	207
Exchange differences	(22)
Balance as of ending of year	846
Deferred tax on untaxed reserves | Knilo HoldCo AB (Successor Parent)
Deferred income tax balances
Balance as of beginning of year			1,170	895
Recognized in the statement of comprehensive income		365	(1,116)	135
Exchange differences		8	(54)	140
Purchase Price Allocation		525
Net from deferred tax asset		(3)
Balance as of ending of year		895	0	1,170
Deferred tax on untaxed reserves | Nexttobe AB (Predecessor Parent)
Deferred income tax balances
Balance as of beginning of year	501	525
Recognized in the statement of comprehensive income	43
Exchange differences	(19)
Balance as of ending of year	525
Intangible & Inventory Valuation | Knilo HoldCo AB (Successor Parent)
Deferred income tax balances
Balance as of beginning of year			31,481	29,283
Recognized in the statement of comprehensive income		(2,225)	(2,206)	(2,173)
Exchange differences		(107)	(2,864)	3,868
Purchase Price Allocation		31,615		503
Balance as of ending of year		29,283	26,411	31,481
Other Temporary Differences | Knilo HoldCo AB (Successor Parent)
Deferred income tax balances
Balance as of beginning of year			542	167
Recognized in the statement of comprehensive income		(151)	133	382
Exchange differences		(3)	6	24
Purchase Price Allocation		321
Net from deferred tax asset				(31)
Balance as of ending of year		167	$ 681	$ 542
Other Temporary Differences | Nexttobe AB (Predecessor Parent)
Deferred income tax balances
Balance as of beginning of year	160	$ 321
Recognized in the statement of comprehensive income	164
Exchange differences	(3)
Balance as of ending of year	$ 321